Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
At cost:
Computer and electronic equipment	1,560	1,568	231
Office equipment	446	417	61
Motor vehicles	1,522	1,056	156
Leasehold improvements	1,677	1,704	251
	5,205	4,745	699
Less: Accumulated depreciation	(3,455)	(3,175)	(468)
	1,750	1,570	231